Financial instruments - Summary of Company's foreign currency exposures (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 EUR (€)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Positive (negative) impact	$ 451	€ (425)	$ (195)	€ (226)